UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Minnesota Fund	November 30, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 99.20%
Corporate-Backed Revenue Bonds – 3.83%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	7,000,000	$7,006,580
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	7,930,080
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	6,530,000	6,548,937
		21,485,597
Education Revenue Bonds – 10.17%
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	262,047
Series A 5.00% 7/1/45	1,390,000	1,428,461
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	3,500,000	3,729,390
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy)
Series A 5.50% 8/1/36	580,000	633,696
Series A 5.75% 8/1/44	1,190,000	1,303,038
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	610,276
Series A 5.00% 7/1/44	1,770,000	1,832,853
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	476,373
5.50% 8/1/49	2,260,000	2,309,675
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/20	1,060,000	1,260,690
Series A 5.00% 10/1/28	8,900,000	9,973,429
Series A 5.00% 10/1/29 (NATL-RE)	5,665,000	5,851,832
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College) Series 6-J1 5.00% 5/1/36	2,225,000	2,233,922
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,572,400
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,100,080
Series 7-D 5.00% 3/1/30	1,500,000	1,686,180
(St. Catherine University)
Series 7-Q 5.00% 10/1/21	1,300,000	1,485,380
Series 7-Q 5.00% 10/1/23	350,000	399,231
Series 7-Q 5.00% 10/1/24	475,000	536,057
Series 7-Q 5.00% 10/1/27	200,000	219,940

NQ-301 [11/14] 1/15 (13767)     1

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	$2,032,776
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	5,000,000	5,396,400
Series 7-A 5.00% 10/1/39	2,000,000	2,224,480
Series 7-U 5.00% 4/1/23	550,000	661,205
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	765,000	783,345
Series A 5.00% 9/1/44	1,500,000	1,506,795
University of Minnesota
Series A 5.25% 12/1/28	1,000,000	1,191,080
Series A 5.25% 12/1/29	1,850,000	2,195,395
Series D 5.00% 12/1/27	1,000,000	1,167,380
		57,063,806
Electric Revenue Bonds – 4.00%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	3,000,000	3,094,170
Hutchinson Utilities Commission Revenue
Series A 4.00% 12/1/21	700,000	778,127
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/29	395,000	458,405
5.00% 10/1/30	500,000	577,050
5.00% 10/1/33	1,205,000	1,387,377
Series A 5.00% 10/1/30	1,060,000	1,223,346
Series A 5.00% 10/1/34	750,000	862,147
Series A 5.00% 10/1/35	415,000	475,549
Northern Municipal Power Agency Revenue
Series A 5.00% 1/1/25	125,000	147,211
Series A 5.00% 1/1/26	425,000	495,784
Series A 5.00% 1/1/31	520,000	589,222
Rochester Electric Utility Revenue
Series B 5.00% 12/1/27	295,000	353,324
Series B 5.00% 12/1/28	275,000	327,619
Series B 5.00% 12/1/31	1,365,000	1,600,858
Series B 5.00% 12/1/33	300,000	350,019
Southern Minnesota Municipal Power Agency
Power Supply System Revenue
Capital Appreciation Series A
6.70% 1/1/25 (NATL-RE) ^	5,000,000	3,754,150
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/34	1,000,000	1,160,250

2     NQ-301 [11/14] 1/15 (13767)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/40	1,250,000	$1,429,950
Series A 5.00% 1/1/46	3,000,000	3,409,050
		22,473,608
Healthcare Revenue Bonds – 41.74%
Aitkin Health Care Facilities Revenue
(Riverwood Health Care Center) 5.60% 2/1/32	2,100,000	2,131,311
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,583,790
6.20% 7/1/45	2,000,000	2,125,000
Anoka Health Care Facilities Revenue
(Homestead Anoka Project)
Series A 7.00% 11/1/40	1,000,000	1,070,660
Series A 7.00% 11/1/46	1,220,000	1,303,485
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34	2,015,000	2,162,377
Apple Valley Economic Development Authority
Health Care Revenue
(Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	2,727,621
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,500,000	2,509,500
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/26	500,000	589,110
5.00% 11/1/44	500,000	553,570
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	733,409
Series A 5.00% 4/1/40	705,000	706,382
Series A 5.00% 4/1/48	315,000	311,667
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	1,850,000	2,019,423
6.00% 6/15/39	3,570,000	3,897,440
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,283,663
5.40% 8/1/40	1,000,000	1,034,220

NQ-301 [11/14] 1/15 (13767)     3

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	$522,390
4.00% 4/1/25	660,000	689,456
4.00% 4/1/31	60,000	61,651
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	680,414
5.75% 2/1/44	500,000	514,720
(St. John’s Lutheran Home of Albert Lea) 5.375%
10/1/44	1,570,000	1,557,770
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	4,500,000	4,689,945
5.25% 5/1/37	2,950,000	3,058,501
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.375% 11/15/23	180,000	209,952
Series A 6.625% 11/15/28	3,000,000	3,534,690
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,336,456
Series D 5.00% 11/15/30 (AMBAC)	2,500,000	2,555,150
Series D 5.00% 11/15/34 (AMBAC)	4,750,000	4,845,665
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	1,050,851
Minneapolis National Marrow Donor Program Revenue
4.875% 8/1/25	6,430,000	6,678,841
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Children’s Hospital)
Series A 5.00% 8/15/30	2,750,000	2,794,990
Series A 5.25% 8/15/35	2,085,000	2,347,627
Minnesota Agricultural & Economic Development Board
Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,896,876
(Essentia Remarketing)
Series C-1 5.00% 2/15/30 (ASSURED GTY)	5,725,000	6,285,191
Series C-1 5.25% 2/15/23 (ASSURED GTY)	5,000,000	5,770,150
Series C-1 5.50% 2/15/25 (ASSURED GTY)	5,120,000	5,921,536
Un-Refunded Balance
Series A 5.75% 11/15/26 (NATL-RE)	180,000	180,394
Series A 6.375% 11/15/29	15,000	15,065
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/26	3,785,000	3,938,974

4     NQ-301 [11/14] 1/15 (13767)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	$457,511
Series A 5.00% 11/1/32	330,000	346,998
Series A 5.00% 11/1/42	1,250,000	1,296,375
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,880,017
(The Homestead at Rochester Project) Series A
6.875% 12/1/48	2,980,000	3,344,543
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	4,642,684
Series D Remarketing 5.00% 11/15/38	6,405,000	7,289,787
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	348,076
5.00% 7/1/33	650,000	731,543
5.875% 7/1/30	1,850,000	2,084,821
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,358,541
Series A 5.30% 9/1/37	1,200,000	1,248,324
Series A 6.375% 9/1/42	2,435,000	2,517,668
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,363,743
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	952,506
5.00% 9/1/24	575,000	687,395
5.00% 9/1/25	750,000	889,770
5.00% 9/1/26	575,000	676,603
5.00% 9/1/27	405,000	474,563
5.00% 9/1/28	425,000	492,915
5.00% 9/1/29	425,000	492,142
5.00% 9/1/34	730,000	824,973
Sherburne County Health Care Facilities Revenue
(Guardian Angels Health Services) 5.55% 10/1/36	1,500,000	1,501,245
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31 (ASSURED GTY)	1,000,000	1,114,600
5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,660,420
Series A 5.125% 5/1/30	9,350,000	10,479,387

NQ-301 [11/14] 1/15 (13767)     5

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39	16,975,000	$19,121,998
Series C 5.50% 7/1/23	3,000,000	3,341,160
Series C 5.625% 7/1/26	1,925,000	2,135,614
Series C 5.75% 7/1/30	5,035,000	5,611,105
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	5,720,000	6,401,881
Series A-1 5.25% 11/15/29	5,605,000	6,399,789
(Health Partners Obligation Group Project) 5.25%
5/15/36	7,900,000	8,261,820
St. Paul Housing & Redevelopment Authority Hospital
Revenue
(Health East Project)
6.00% 11/15/30	4,000,000	4,160,360
6.00% 11/15/35	10,340,000	10,738,400
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	3,075,000	3,247,354
(Senior Episcopal Homes Project) 5.125% 5/1/48	3,100,000	3,167,239
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	501,565
Series A 5.375% 5/1/43	500,000	500,995
Stillwater Health Care Revenue
(Health System Obligation Group) 5.00% 6/1/35	1,000,000	1,006,990
Washington County Housing & Redevelopment Authority
Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,500,000	1,537,365
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	1,050,000	1,145,225
Series A 5.75% 11/1/39	2,365,000	2,579,529
Series A 6.00% 5/1/47	3,685,000	4,050,294
Winona Health Care Facilities Revenue
(Winona Health Obligation)
4.50% 7/1/25	850,000	900,660
4.65% 7/1/26	540,000	573,977

6     NQ-301 [11/14] 1/15 (13767)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.125% 12/1/44	1,605,000	$1,609,045
5.25% 12/1/49	750,000	752,618
5.00% 12/1/34	500,000	506,285
		234,288,301
Housing Revenue Bonds – 5.32%
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project)
Series A 7.25% 11/1/29	680,000	681,210
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	7,720,000	7,821,286
(Trinity Apartments ) Series A 6.75% 5/1/21 (HUD)	1,065,000	1,066,981
Minnesota Housing Finance Agency
(Residential Housing)
Series D 4.80% 7/1/38 (AMT) ●	1,935,000	1,954,118
Series I 4.85% 7/1/38 (AMT)	1,455,000	1,468,022
Series I 5.15% 7/1/38 (AMT)	4,155,000	4,198,752
Series L 5.10% 7/1/38 (AMT)	7,430,000	7,691,759
Series M 4.875% 7/1/37 (AMT)	2,235,000	2,256,322
Minnesota Housing Finance Agency Homeownership
Finance
(Non-Agency Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	2,125,000	2,318,970
Willmar Housing & Redevelopment Authority Multifamily
Housing Revenue
(Highland Apartments) 5.85% 6/1/19 (HUD)	410,000	410,648
		29,868,068
Lease Revenue Bonds – 2.36%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,434,987
Series A 5.00% 6/1/43	3,835,000	4,331,901
Series B 5.00% 3/1/28	2,500,000	2,941,775
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research)
5.00% 8/1/35	3,960,000	4,510,757
		13,219,420
Local General Obligation Bonds – 7.40%
Anoka County Capital Improvement
Series A 5.00% 2/1/22	500,000	571,430
Brainerd Independent School District No. 181
(School Building) Series A 4.00% 2/1/23	5,990,000	6,583,549

NQ-301 [11/14] 1/15 (13767)     7

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Farmington Independent School District No. 192
(School Building) Series B 5.00% 2/1/27 (AGM)	10,705,000	$10,787,321
Metropolitan Council Waste Water Treatment
Series B 5.00% 12/1/21	1,200,000	1,200,492
Series C 5.00% 3/1/28	5,000,000	5,291,650
New Brighton Tax Increment
Series A 5.00% 2/1/27 (NATL-RE)	1,000,000	1,080,550
Sartell – St. Stephen Independent School District No. 748
Capital Appreciation
Series B 6.10% 2/1/16 (NATL-RE) ^	1,750,000	1,734,810
South Washington County Independent School
District No. 833 (School Building)
Series A 4.75% 2/1/25	2,500,000	2,761,775
Series A 4.75% 2/1/26	3,600,000	3,967,524
Series A 4.75% 2/1/27	2,300,000	2,522,019
St. Paul Independent School District No. 625
(School Building) Series B 5.00% 2/1/23	1,660,000	2,035,641
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	2,000,000	2,007,420
5.125% 12/1/24	1,000,000	1,003,540
		41,547,721
Pre-Refunded / Escrowed to Maturity Bonds – 10.51%
Dakota-Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
8.15% 9/1/16 (NATL-RE) (IBC) (GNMA) (AMT)	405,000	454,005
(Anoka County) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	11,614,590
(Bloomington Single Family Residential Mortgage)
Series B 8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	19,295,064
Minnesota
Series A 4.00% 8/1/27-22 §	45,000	51,759
Series A 5.00% 10/1/24-21 §	70,000	85,098
Series A 5.00% 10/1/27-21 §	80,000	97,255
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/35-15 §	3,000,000	3,094,170
Prior Lake-Savage Independent School District No. 719
(School Building) Series B 5.00% 2/1/19-15 (AGM) §	3,145,000	3,171,858
Southern Minnesota Municipal Power Agency Power
Supply System Revenue
Series A 5.75% 1/1/18-17 §	2,815,000	2,921,379
Series A 5.75% 1/1/18-17 (AMBAC) (TCRS) §	490,000	508,517
Series A 5.75% 1/1/18-17 (NATL-RE) (IBC) §	745,000	773,154

8     NQ-301 [11/14] 1/15 (13767)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded / Escrowed to Maturity Bonds (continued)
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 5.00% 5/1/25-15 §	1,035,000	$1,056,300
University of Minnesota
Series A 5.50% 7/1/21	12,500,000	15,133,125
Western Minnesota Municipal Power Agency Revenue
Series A 9.75% 1/1/16 (NATL-RE)	715,000	761,754
		59,018,028
Special Tax Revenue Bonds – 3.11%
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/19	2,100,000	2,356,998
Series B 5.00% 12/15/20	1,000,000	1,121,120
Series B 5.00% 12/15/24	1,150,000	1,287,310
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,565,950
Minneapolis Tax Increment Revenue
(St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	1,000,850
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
5.00% 6/1/24	2,925,000	3,359,011
5.00% 6/1/25	2,000,000	2,293,000
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	760,914
Series G 5.00% 11/1/31	1,500,000	1,734,225
		17,479,378
State General Obligation Bonds – 4.49%
Minnesota
Series A 5.00% 10/1/24	4,555,000	5,447,917
Series A 5.00% 10/1/27	5,200,000	6,205,576
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	5,934,850
(Various Purposes)
4.00% 8/1/27	955,000	1,050,366
Series F 5.00% 10/1/22	3,500,000	4,303,390
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,269,540
		25,211,639
Transportation Revenue Bonds – 3.60%
Minneapolis-St. Paul Metropolitan Airports Commission
Revenue
Senior Series A 5.00% 1/1/28	1,250,000	1,428,375

NQ-301 [11/14] 1/15 (13767)     9

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Minneapolis-St. Paul Metropolitan Airports Commission
Revenue
Subordinate
Series A 5.00% 1/1/35	1,000,000	$1,132,980
Series B 5.00% 1/1/26	575,000	665,246
Series B 5.00% 1/1/27	1,160,000	1,334,754
Series B 5.00% 1/1/28	2,750,000	3,133,763
Series B 5.00% 1/1/29	120,000	136,499
Series B 5.00% 1/1/30	1,675,000	1,901,845
Series B 5.00% 1/1/31	1,750,000	1,979,810
St. Paul Housing & Redevelopment Authority Parking
Revenue
(Parking Facilities Project)
Series A 5.00% 8/1/30	1,870,000	2,096,494
Series A 5.00% 8/1/35	1,145,000	1,197,246
(Smith Avenue Project) Series B 5.00% 8/1/35	1,500,000	1,681,680
St. Paul Port Authority Revenue
(Amherst H Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,500,672
		20,189,364
Water & Sewer Revenue Bonds – 2.67%
Metropolitan Council Waste Water Treatment Revenue
Series B 4.00% 9/1/27	2,400,000	2,653,872
Series B 5.00% 9/1/22	2,125,000	2,618,999
Series B 5.00% 9/1/25	3,245,000	3,907,207
Series E 5.00% 9/1/22	2,745,000	3,383,130
Series E 5.00% 9/1/23	2,000,000	2,439,020
		15,002,228
Total Municipal Bonds (cost $517,358,148)		556,847,158

	Number of
	shares
Short-Term Investments – 0.92%
Money Market Mutual Fund – 0.65%
Minnesota Municipal Cash Trust	3,673,486	3,673,486
		3,673,486

	Principal amount°
Variable Rate Demand Note – 0.27%¤
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System) Series B-2
0.02% 11/15/35 (LOC-JPMorgan Chase Bank N.A.)	1,500,000	1,500,000
		1,500,000
Total Short-Term Investments (cost $5,173,486)		5,173,486

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(Unaudited)

Total Value of Securities – 100.12%
(cost $522,531,634)	$562,020,644

Liabilities Net of Receivables and Other Assets – (0.12%)	(658,580)
Net Assets – 100.00%	$561,362,064

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Nov. 30, 2014.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Nov. 30, 2014. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FHA – Federal Housing Administration
FHLMC – Federal Home Loan Mortgage Corporation Collateral
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral
HUD – Housing and Urban Development Section 8
IBC – Insured Bond Certificate
LOC – Letter of Credit
NATL-RE – Insured by National Public Finance Guarantee Corporation
TCRS – Temporary Custodial Receipts
VA – Veterans Administration Collateral

NQ-301 [11/14] 1/15 (13767)     11

Notes
Delaware Tax-Free Minnesota Fund	November 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Tax-Free Funds – Delaware Tax-Free Minnesota Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

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(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2014:

	Level 1	Level 2	Total
Municipal Bonds	$—	$556,847,158	$556,847,158
Short-Term Investments[1]	3,673,486	1,500,000	5,173,486
Total	$3,673,486	$558,347,158	$562,020,644

1 Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 71.01% and 28.99%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments.

During the period ended Nov. 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Nov. 30, 2014, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: